EXHIBIT 99.2

John Deere Owner Trust 2012-B

Statement to Certificateholders

$321,000,000 Class A-1 0.26701% Asset Backed Notes due September 16, 2013

$310,000,000 Class A-2 0.43% Asset Backed Notes due February 17, 2015

$300,000,000 Class A-3 0.53% Asset Backed Notes due July 15, 2016

$99,778,000 Class A-4 0.69% Asset Backed Notes due January 15, 2019

$31,879,975 Asset Backed Certificates

Payment Date:			15-Sep-15

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$5,168,573.09
		per $1,000 original principal amount:	$17.23

	(d)	Class A-4 Notes:	$1,770,607.28
		per $1,000 original principal amount:	$17.75

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$6,939,180.37

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$2,282.79
		per $1,000 original principal amount:	$0.01

		(iv) Class A-4 Notes:	$57,372.35
		per $1,000 original principal amount:	$0.58

		(v) Total:	$59,655.14

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$129,118,785.18

	(b)	Note Value at end of related Collection Period:	$129,887,367.95

	(c)	Pool Face Amount at the end of related Collection Period:	$134,276,508.75

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,007,392.72
		(ii)	A-4 Note Pool Factor:	0.9822545

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$113,539.13
		(i)	per $1,000 original principal amount:	$0.11
	(b)	Amount of Servicing Fee earned:		$113,539.13
	(c)	Amount of Servicing Fee paid:		$113,539.13
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$2,830,876.54
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.19%

(11)	(i)	Aggregate amount of net losses for the collection period:		$(23,025.21)
	(ii)	Cumulative amount of net losses:		$1,122,404.26
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.10%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$38,759.25
		(ii)	% of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%